Employee Benefits (Composition of Employee Benefits) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Fair value of plan assets	$ 518	$ 631
Termination benefits	(111)	(142)
Defined benefit obligation	(860)	(1,068)
Total Employee benefits	$ (453)	$ (579)